Operating Leases (Details) - Schedule of operating lease expenses - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating lease expenses [Abstract]
Operating lease cost	$ 412	$ 135	$ 1,440	$ 343